(2) PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
Presentation Of Consolidated Financial Statements
PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

2.1 Basis of presentation

The financial statements have been prepared in accordance with International Financial Reporting Standards - IFRS, issued by the International Accounting Standard Board – IASB.

Management states that all information material to the financial statements is being disclosed and corresponds to what is used in managing the Group.

The consolidated financial statements were approved by Management and authorized for issue on April 22, 2019.

2.2 Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following items recorded in the statements of financial position: (i) derivative financial instruments measured at fair value and (ii) non derivative financial instruments measured at fair value through profit or loss. The classification of the fair value measurement in the level 1, 2 or 3 categories (depending on the degree of observance of the inputs used) is presented in note 33 – Financial Instruments.

2.3 Use of estimates and judgments

The preparation of consolidated financial statements requires the Group’s management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.

By definition, the accounting estimates are rarely the same as the actual results. Accordingly, the Group’s management reviews the estimates and assumptions on an ongoing basis, based on previous experience and other relevant factors. Adjustments resulting from revisions to accounting estimates are recognized in the period in which the estimates are revised and applied on a prospective basis.

The main accounts that require the adoption of estimates and assumptions, which are subject to a greater degree of uncertainty and may result in a material adjustment if these estimates and assumptions suffer significant changes in subsequent periods, are:

•	Note 6 – Consumers, Concessionaires and Licensees (Allowance for doubtful accounts: key assumptions regarding the expected credit losses - ECL);
•	Note 8 – Sector financial asset and liability (there would be certain new sector related financial components not included in the previous methodology);
•	Note 9 – Deferred tax assets and liabilities (recognition of assets: availability of future taxable profit against which the tax losses can be utilized);
•	Note 10 – Concession financial asset (assumptions for fair value measurement, based on significant unobservable inputs, see note 33);

•       Note 11 – Other receivables (allowance for doubtful accounts, key assumptions regarding the expected credit losses - ECL);

•       Note 13 – Property, plant and equipment (application of definite useful lives and key assumptions regarding recoverable amounts);

•	Note 14 – Intangible assets and Contract Assets in progress (key assumptions regarding recoverable amounts);
•	Note 18 – Private pension plan (key actuarial assumptions used in the measurement of defined benefit obligations);
•	Note 21 – Provision for tax, civil and labor risks and escrow deposits (recognition and measurement: key assumptions on the probability and magnitude of outflow of resources); and

•       Note 25 – Net operating revenue (assumptions for measurement of unbilled supply and Distribution System Usage Tariff - TUSD).

2.4 Functional currency and presentation currency

The Group’s functional currency is the Brazilian Real, and the financial statements are presented in thousands of reais. Figures are rounded only after sum-up of the amounts. Consequently, when summed up, the amounts stated in thousands of reais may not tally with the rounded totals.

2.5 Segment information

An operating segment is a component of the Company (i) that engages in operating activities from which it earns revenues and incurs expenses, (ii) whose operating results are regularly reviewed by Management to make decisions about resources to be allocated and assess the segment's performance, and (iii) for which individual financial information is available.

The Group´s Management use reports to make strategic decisions, segmenting the business into: (i) electric energy distribution activities (“Distribution”); (ii) electric energy generation and transmission from conventional sources activities (“Generation”); (iii) electric energy generation activities from renewable sources (“Renewables”); (iv) energy commercialization activities (“Commercialization”); (v) service activities (“Services”); and (vi) other activities not listed in the previous items.

Beginning in 2018, due to the way our new Management monitors segment results, (i) intangible assets acquired in business combination transactions that are recorded in the parent company that were previously allocated to the respective segments are now allocated to the segment “Others”; and (ii) eliminations between different segments are now classified in the “elimination” column instead of being presented in each segment. For comparison purposes, the segment information disclosed for 2017 has been restated using the same criteria. The 2016 related segment information has not been restated, as the effects are immaterial.

The presentation of the operating segments includes items directly attributable to them, as well as any allocations required, including intangible assets, further details see note 29.

2.6 Information on equity interests

The Company's equity interests in direct and indirect subsidiaries and joint ventures are described in note 1. Except for (i) the companies ENERCAN, BAESA, Chapecoense and EPASA, which use the equity method of accounting, and (ii) the investment stated at cost by the subsidiary Paulista Lajeado in Investco S.A., all other entities are fully consolidated.

At December 31, 2018 and 2017, the noncontrolling interests recognized in the financial statements refer to the interests held by third parties in subsidiaries CERAN, Paulista Lajeado and CPFL Renováveis.